Subordinated Debentures - Additional Information (Detail) $ in Thousands		1 Months Ended			12 Months Ended
	Nov. 30, 2021 USD ($)	Mar. 31, 2007 USD ($)	Mar. 31, 2003 USD ($)	Mar. 31, 2002 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2007 Trust_Preferred_Securities	Sep. 30, 2007 USD ($)
Subordinated Borrowing [Line Items]
Redeem and refinance of floating rate subordinated debenture		$ 5,000
Refinancing at face value, reduction rate					2.00%
Subordinated debenture, maturity period					30 years
Fixed Interest Rate	3.25%
London Interbank Offered Rate (LIBOR) [Member]
Subordinated Borrowing [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate					3
Futura Ban Corp [Member]
Subordinated Borrowing [Line Items]
Number of additional trust preferred securities acquired | Trust_Preferred_Securities						2
Subordinated Debentures [Member]
Subordinated Borrowing [Line Items]
Subordinated debenture, maturity period					5 years
Debt, face amount					$ 102,813
Subordinated debenture, maturity date					Jun. 15, 2035
Senior Subordinated Notes [Member]
Subordinated Borrowing [Line Items]
Redemption Price Percentage					100.00%
Senior Subordinated Notes [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subordinated Borrowing [Line Items]
Description about Subordinated Notes Interest Rate	219 basis points
2.37% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount					$ 12,500
Debt, variable interest rate					2.37%
Redemption of subordinated debentures description					The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, at 100% of the principal amount, plus accrued and unpaid interest.
Subordinated Note Purchase Agreement [Member]
Subordinated Borrowing [Line Items]
Subordinated debenture, maturity date	Dec. 31, 2031
Aggregate Principal Amount	$ 75,000
Floating rate Interest	3.25%
6.05% Fixed Rate Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Debt, face amount							$ 12,500
Debt, interest rate							6.05%
Debt instrument fixed interest rate period					5 years
3.28% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount					$ 7,500
Debt, variable interest rate					3.28%
1.72% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount					$ 5,000
Debt, variable interest rate					1.72%
1.78% Debenture [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Debt, face amount					$ 2,500
Debt instrument, variable interest rate percentage					1.78%
1.78% Debenture [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Debt, face amount					$ 1,927
Debt instrument, variable interest rate percentage					1.78%
Subordinated Debenture [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures				$ 5,000
Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures			$ 7,500
Trust Preferred Securities [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities					$ 2,500
Trust Preferred Securities [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities					$ 1,927